FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives - GBP (£) £ in Millions	Dec. 31, 2019		Dec. 31, 2018
The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	£ 8,494	[1]	£ 11,293	[2]
Derivative liabilities	(9,831)		(10,911)
The Group [member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	8,494		11,288
Derivative liabilities	(9,534)		(10,903)
The Group [member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets			5
Derivative liabilities	(297)		(8)
The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	13,638		15,431
Derivative liabilities	(14,211)		(14,546)
The Bank [member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	13,638		15,426
Derivative liabilities	£ (14,211)		(14,538)
The Bank [member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets			5
Derivative liabilities			£ (8)

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: 953 million for the Group and 135 million for the Bank; 2018: 1,282 million for the Group and 488 million for the Bank) and not rated (2019: 372 million for the Group and 75 million for the Bank; 2018: 54 million for the Group and 52 million for the Bank).